Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table represents the Company’s ROU assets and lease liabilities:

	31 March
(Millions of US dollars)	2024	2023
Assets:
Operating leases, net	$60.9	$59.4
Finance leases, net	3.0	2.0
Total right-of-use assets	$63.9	$61.4

Liabilities:
Operating leases:
Current	$19.0	$18.1
Non-Current	59.4	61.1
Total operating lease liabilities	$78.4	$79.2

Finance leases:
Current	$1.2	$0.8
Non-Current	2.1	1.4
Total finance lease liabilities	$3.3	$2.2

Total lease liabilities	$81.7	$81.4

Schedule of Lease Expense
The following table represents the Company’s lease expense:

	Years Ended 31 March
(Millions of US dollars)	2024	2023	2022
Operating leases	$22.3	$20.2	$21.6
Short-term leases	4.6	3.2	1.7
Finance leases	1.1	1.4	1.0
Interest on lease liabilities	0.2	0.2	0.1
Total lease expense	$28.2	$25.0	$24.4
Supplemental cash flow and other information related to leases were as follows:

	Years Ended 31 March
(Millions of US dollars)	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$24.3	$20.9
Operating cash flows used for finance leases	0.2	0.2
Financing cash flows used for finance leases	1.1	1.5
Non-cash ROU assets obtained in exchange for new lease liabilities	26.0	16.8
Non-cash remeasurements (decreasing) increasing ROU assets and lease liabilities	(3.6)	5.7

Schedule of Lease Expense
The weighted-average remaining lease term of the Company’s leases is as follows:

	31 March
(In Years)	2024	2023
Operating leases	7.1	7.9
Finance leases	3.4	3.1

The weighted-average discount rate of the Company’s leases is as follows:

	31 March
	2024	2023
Operating leases	5.4%	4.6%
Finance leases	5.6%	4.3%

Operating Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2024:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2025	$21.6	$1.3	$22.9
2026	18.1	1.0	19.1
2027	11.2	0.6	11.8
2028	8.4	0.4	8.8
2029	6.4	0.2	6.6
Thereafter	30.1	—	30.1
Total	$95.8	$3.5	$99.3
Less: imputed interest			17.6
Total lease liabilities			$81.7

Finance Lease, Future Lease Payments
The following are future lease payments for non-cancellable leases at 31 March 2024:

Years ended 31 March (Millions of US dollars):	Operating Leases	Finance Leases	Total
2025	$21.6	$1.3	$22.9
2026	18.1	1.0	19.1
2027	11.2	0.6	11.8
2028	8.4	0.4	8.8
2029	6.4	0.2	6.6
Thereafter	30.1	—	30.1
Total	$95.8	$3.5	$99.3
Less: imputed interest			17.6
Total lease liabilities			$81.7